SELECTED AMERICAN SHARES, INC.
SELECTED INTERNATIONAL FUND, INC.
CERTIFICATION PURSUANT TO RULE 497(j)

The undersigned on behalf of Selected American Shares, Inc. and Selected International Fund, Inc. (the "Registrants") hereby certifies that the form of prospectus and statement of additional information that would have been filed under Rule 497(c) would not have differed materially from that contained in the Registrants' most recent post-effective amendment to their registration statements. The text of such amendment to the registration statements was filed electronically.

Dated: May 1, 2017

Selected American Shares, Inc.
Selected International Fund, Inc.

By: /s/ Ryan Charles
Ryan Charles, Secretary